pshark13f123112						shark13f123112
13F-HR
12/31/12
0001569607
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Management, LLC
Address:  101 Park Avenue, 20th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears February 13, 2013

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    96660

                                                         FORM 13F INFORMATION TABLE
                             TITLE OF                      VALUE    SHARES/ SH/ PUT/INVSTMT  OTHER    VOTING AUTHORITY
   NAME OF ISSUER             CLASS             CUSIP    x ($1000) PRN AMT PRN CALL DISCRETN MANAGERS  SOLE   SHARED   NONE
---------------------------- -----------------  --------- -------- ------- --- ---- -------- -------- -------- ------- -----
ALLIANT TECHSYSTEMS INC	     COM	        018804104     2032   32801 SH	    Sole     0	         32801	     0	   0
AMAZON COM INC	             COM	        023135106      502    2000 PUT	    Sole     0	             0	     0	   0
AMKOR TECHNOLOGY INC	     COM	        031652100      408   96241 SH	    Sole     0	         96241	     0	   0
AVON PRODS INC	             COM	        054303102     2895  201624 SH	    Sole     0	        201624	     0	   0
AVON PRODS INC	             COM	        054303102     1443  100500 PUT	    Sole     0	             0	     0	   0
BED BATH & BEYOND	     COM	        075896100     1569   28070 SH	    Sole     0	         28070	     0	   0
BERRY PLASTICS GROUP INC     COM	        08579W103      851   52900 SH	    Sole     0	         52900	     0	   0
CA INC	                     COM	        12673P105      552   25134 SH	    Sole     0	         25134	     0	   0
CABOT CORP	             COM	        127055101     1091   27418 SH	    Sole     0	         27418	     0	   0
CAMPBELL SOUP CO	     COM	        134429109     2038   58410 SH	    Sole     0	         58410	     0	   0
CISCO SYS INC	             COM	        17275R102     1325   67441 SH	    Sole     0	         67441	     0	   0
DIGITAL RLTY TR INC	     COM	        253868103     6314   93000 CALL	    Sole     0	             0	     0	   0
ENGILITY HLDGS INC	     COM	        29285W104       55    2854 SH	    Sole     0	          2854	     0	   0
EXELON CORP	             COM	        30161N101     3588  120646 SH	    Sole     0	        120646	     0	   0
EXELON CORP	             COM	        30161N101     2989  100500 PUT	    Sole     0	             0	     0	   0
FOSTER WHEELER AG	     COM	        H27178104     1225   50350 SH	    Sole     0	         50350	     0	   0
HASBRO INC	             COM	        418056107     1254   34934 SH	    Sole     0	         34934	     0	   0
HELEN OF TROY CORP LTD	     COM	        G4388N106     1356   40584 SH	    Sole     0	         40584	     0	   0
ISHARES TR	             DJ US REAL EST	464287739     3709   57355 SH	    Sole     0	         57355	     0	   0
ISHARES TR	             RUSSELL 2000	464287655     3000   35585 SH	    Sole     0	         35585	     0	   0
JOHNSON & JOHNSON	     COM        	478160104     6259   89289 SH	    Sole     0	         89289	     0	   0
JOHNSON & JOHNSON	     COM        	478160104     4521   64500 PUT	    Sole     0	             0	     0	   0
KOHLS CORP	             COM	        500255104     1289   30000 SH	    Sole     0	         30000	     0	   0
L-3 COMMUNICATIONS HLDGS INC COM	        502424104     1312   17128 SH	    Sole     0	         17128	     0	   0
LEXMARK INTL NEW	     CL A	        529771107      945   40758 SH	    Sole     0	         40758	     0	   0
LINCOLN ELEC HLDGS INC	     COM	        533900106     1093   22459 SH	    Sole     0	         22459	     0	   0
MENTOR GRAPHICS CORP	     COM	        587200106     1134   66610 SH	    Sole     0	         66610	     0	   0
METLIFE INC	             COM	        59156R108     1001   30392 SH	    Sole     0	         30392	     0	   0
MOLSON COORS BREWING CO	     CL B	        60871R209     3257   76117 SH	    Sole     0	         76117	     0	   0
NASDAQ OMX GROUP INC	     COM	        631103108      723   28949 SH	    Sole     0	         28949	     0	   0
NEWPORT CORP	             COM	        651824104      632   46977 SH	    Sole     0	         46977	     0	   0
ORACLE CORP	             COM 	        68389X105     1752   52568 SH	    Sole     0	         52568	     0	   0
PALL CORP	             COM	        696429307      841   13957 SH	    Sole     0	         13957	     0	   0
PEPSICO INC	             COM	        713448108     3419   49961 SH	    Sole     0	         49961	     0	   0
PUBLIC STORAGE	             COM	        74460D109     2769   19102 SH	    Sole     0	         19102	     0	   0
PUBLIC STORAGE	             COM	        74460D109     2769   19100 PUT	    Sole     0	             0	     0	   0
ROCK-TENN CO	             CL A	        772739207      958   13698 SH	    Sole     0	         13698	     0	   0
SAFEWAY INC	             COM NEW	        786514208     1006   55600 SH	    Sole     0	         55600	     0	   0
SAIC INC	             COM	        78390X101      963   85102 SH	    Sole     0	         85102	     0	   0
SPDR GOLD TRUST	             GOLD SHS	        78463V107     1419    8761 SH	    Sole     0	          8761	     0	   0
SPRD S&P TOO ETF TR	     TR UNIT	        78462F103     4195   29457 SH	    Sole     0	         29457	     0	   0
STAPLES INC	             COM	        855030102     1267  111102 SH	    Sole     0	        111102	     0	   0
SYMANTEC CORP	             COM	        871503108     2145  113973 SH	    Sole     0	        113973	     0	   0
TE CONNECTIVITY LTD	     REG SHS	        H84989104     1398   37665 SH	    Sole     0	         37665	     0	   0
TECH DATA CORP	             COM	        878237106     1384   30392 SH	    Sole     0	         30392	     0	   0
TEVA PHARMACEUTICAL INDS LTD ADR	        881624209     1702   45590 SH	    Sole     0	         45590	     0	   0
TEVA PHARMACEUTICAL INDS LTD ADR	        881624209     1307   35000 CALL	    Sole     0	             0	     0	   0
THERMO FISHER SCIENTIFIC INC COM	        883556102     2620   41074 SH	    Sole     0	         41074	     0	   0
UNITED PARCEL SERVICE INC    CL B	        911312106     2592   35161 SH	    Sole     0	         35161	     0	   0
UNITED PARCEL SERVICE INC    CL B	        911312106     1792   24300 PUT	    Sole     0	             0	     0	   0




S REPORT SUMMARY             50 DATA RECORDS                96660  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       12/31/12
Client                       TigerShark Management, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             50
               Total Records   			50
               Total Omitted                    0
Report Market Value x($1000)                	96660
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value


Footnote:
TigerShark Management, LLC, an investment adviser registered with the United States Securities and Exchange Commission, s an affiliate of TigerShark Partners, LLC, and currently serves as the investment manager of all accounts.